Master Trust - Fair Value Measurements (Details) - 401(k) SP - Master Trust - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, at fair value	$ 21,737,110	$ 17,558,746
Stocks
EBP, Master Trust [Line Items]
Investments, at fair value	9,440,963	7,161,141
Corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	1,121,988	906,725
U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	917,546	847,015
Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	10,071,355	8,473,155
Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	24,181	8,351
Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	161,077	162,359
Level 1
EBP, Master Trust [Line Items]
Investments, at fair value	9,574,541	7,283,800
Level 1 | Stocks
EBP, Master Trust [Line Items]
Investments, at fair value	9,428,200	7,158,198
Level 1 | Corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 1 | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 1 | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 1 | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	24,181	8,351
Level 1 | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	122,160	117,251
Level 2
EBP, Master Trust [Line Items]
Investments, at fair value	2,091,214	1,801,791
Level 2 | Stocks
EBP, Master Trust [Line Items]
Investments, at fair value	12,763	2,943
Level 2 | Corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	1,121,988	906,725
Level 2 | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	917,546	847,015
Level 2 | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 2 | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Level 2 | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	38,917	45,108
Measured at NAV
EBP, Master Trust [Line Items]
Investments, at fair value	10,071,355	8,473,155
Measured at NAV | Stocks
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Measured at NAV | Corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Measured at NAV | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Measured at NAV | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	10,071,355	8,473,155
Measured at NAV | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	0	0
Measured at NAV | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	$ 0	$ 0